INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Inventories, Book Value	R$ 16,861,488	R$ 9,169,417
Gross cost
INVENTORIES
Finished products	7,209,379	3,894,698
Work in progress	3,453,948	2,045,158
Raw materials	3,994,655	1,934,958
Storeroom supplies	1,061,666	786,401
Imports in transit	1,145,215	514,321
Accumulated impairment losses
INVENTORIES
Inventories, Book Value	R$ (3,375)	R$ (6,119)